Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Accounts receivable	$ 10,535,495	$ 5,582,802
Less: Allowance for doubtful accounts	(470,648)	(140,282)
Accounts receivable, net	$ 10,064,847	$ 5,442,520